Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31,	₪ 39,607		₪ 34,981
Convenience translation into U.S. dollars (Note 2c)
Depreciated cost at December 31, 2020 (in Dollars) | $		$ 12,319
Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	39,208		31,779
Additions	6,132		7,429
Deductions	(474)
Ending Balance	44,866		39,208
Accumulated depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	4,227		3,530
Additions	1,506		697
Deductions	(474)
Ending Balance	5,259		4,227
Laboratory equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31,	215		227
Convenience translation into U.S. dollars (Note 2c)
Depreciated cost at December 31, 2020 (in Dollars) | $		67
Laboratory equipment [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	3,362		3,226
Additions	34		136
Deductions	(474)
Ending Balance	2,922		3,362
Laboratory equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	3,135		3,077
Additions	46		58
Deductions	(474)
Ending Balance	2,707		3,135
Office furniture and equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31,	14		20
Convenience translation into U.S. dollars (Note 2c)
Depreciated cost at December 31, 2020 (in Dollars) | $		4
Office furniture and equipment [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	119		119
Deductions
Ending Balance	119		119
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	99		93
Additions	6		6
Deductions
Ending Balance	105		99
Computers [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31,	127		162
Convenience translation into U.S. dollars (Note 2c)
Depreciated cost at December 31, 2020 (in Dollars) | $		39
Computers [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	568		439
Additions	45		129
Deductions
Ending Balance	613		568
Computers [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	406		360
Additions	80		46
Deductions
Ending Balance	486		406
Factory leasehold [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Depreciated cost at December 31,	39,251		34,572
Convenience translation into U.S. dollars (Note 2c)
Depreciated cost at December 31, 2020 (in Dollars) | $		$ 12,209
Factory leasehold [Member] | Cost [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	35,159		27,995
Additions	6,053		7,164
Deductions
Ending Balance	41,212		35,159
Factory leasehold [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Beginning Balance	587
Additions	1,374		587
Deductions
Ending Balance	₪ 1,961		₪ 587